Pensions and Other Post-Retirement Benefits - Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Service cost	$ 17	$ 17	$ 14
Interest cost	66	72	69
Expected return on plan assets	(81)	(83)	(81)
Amortization of net (gain) loss	11	3	(1)
Net periodic pension cost	13	8	(1)
Curtailment gain		(1)	(2)
The Netherlands
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Service cost	3	4	4
Interest cost	28	31	29
Expected return on plan assets	(34)	(37)	(37)
Amortization of net (gain) loss	3		(1)
Net periodic pension cost		(2)	(5)
United States
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Service cost
Interest cost	13	15	15
Expected return on plan assets	(18)	(18)	(18)
Amortization of net (gain) loss	4	2
Net periodic pension cost	(1)	(1)	(3)
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Service cost	14	13	10
Interest cost	25	26	25
Expected return on plan assets	(29)	(28)	(26)
Amortization of net (gain) loss	4	1
Net periodic pension cost	14	11	7
Curtailment gain		$ (1)	$ (2)